Document and Entity Information	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	001-37429
Entity Registrant Name	Expedia Group, Inc.
Entity Central Index Key	0001324424
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	333 108TH AVENUE NE
Entity Address, City or Town	BELLEVUE
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	206
Local Phone Number	481-7200
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EXPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false